Quarterly Report
July 31, 2019
MFS®  Multimarket Income Trust

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 121.1%
Aerospace – 1.2%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$595,000	$605,041
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		290,000	297,238
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)		600,000	627,147
Lockheed Martin Corp., 3.55%, 1/15/2026		406,000	432,911
TransDigm, Inc., 6.5%, 7/15/2024		800,000	822,000
TransDigm, Inc., 6.5%, 5/15/2025		360,000	370,800
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,302,000	1,365,472
TransDigm, Inc., 6.375%, 6/15/2026		270,000	274,982
			$4,795,591
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027		$511,000	$519,817
Asset-Backed & Securitized – 3.2%
Bank Bank, 2019-BN19, “A3”, 3.183%, 8/15/2061 (z)		$2,000,000	$2,069,678
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.841% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)		1,081,529	1,045,544
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052		1,335,878	1,379,669
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,265,343	162,670
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)		2,500,000	2,464,092
Lehman Brothers Commercial Conduit Mortgage Trust, 0.951%, 2/18/2030 (i)		64,856	1
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		2,500,000	2,485,977
Morgan Stanley Capital I Trust, “2019-H7, ”A4“, 3.261%, 7/15/2052		1,289,610	1,339,776
Octagon Investment Partners XVII Ltd., 2013-1A, ”BR2“, FLR, 3.675% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		2,139,000	2,087,762
			$13,035,169
Automotive – 1.9%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$2,000,000	$2,031,900
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)		300,000	300,375
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		105,000	111,563
FCA Bank S.p.A., 1%, 2/21/2022	EUR	275,000	310,435
Ferrari N.V., 1.5%, 3/16/2023		850,000	977,629
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023		200,000	224,852
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		$660,000	690,112
Lear Corp., 5.25%, 1/15/2025		721,000	747,388
Lear Corp., 4.25%, 5/15/2029		509,000	518,493
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		1,085,000	1,102,631
Volkswagen Financial Services AG, 2.125%, 6/27/2024	GBP	200,000	246,965
Volkswagen International Finance N.V., 1.875%, 3/30/2027	EUR	300,000	357,058
Volkswagen Leasing GmbH, 1.5%, 6/19/2026		300,000	344,750
			$7,964,151
Banks & Diversified Financials (Covered Bonds) – 0.2%
BPER Banca S.p.A., 5.125% to 5/31/2022, FLR (EUR Swap Rate - 5yr. + 4.91%) to 5/31/2027	EUR	800,000	$916,596
Broadcasting – 3.1%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (z)		$370,000	$376,013
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (z)		325,000	332,109
Discovery, Inc., 4.125%, 5/15/2029		219,000	228,694
Fox Corp., 4.709%, 1/25/2029 (n)		122,000	136,610
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		130,000	138,086
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		605,000	621,638
Match Group, Inc., 6.375%, 6/01/2024		1,060,000	1,113,530
Match Group, Inc., 5%, 12/15/2027 (n)		655,000	686,931
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	900,000	1,046,524
Netflix, Inc., 5.875%, 2/15/2025		$1,410,000	1,534,954
Netflix, Inc., 4.875%, 4/15/2028		280,000	289,275

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Netflix, Inc., 5.875%, 11/15/2028		$485,000	$532,288
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	305,000	382,206
Netflix, Inc., 3.875%, 11/15/2029 (n)		700,000	830,737
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		$575,000	597,281
SES S.A., 5.625% to 1/29/2024, FLR (EUR Swap Rate - 5yr. + 5.4%) to 1/29/2029, FLR (EUR Swap Rate - 5yr. + 5.65%) to 1/29/2044, FLR (EUR Swap Rate - 5yr. + 6.4%) to 12/29/2049	EUR	550,000	673,062
Univision Communications, Inc., 5.125%, 2/15/2025 (n)		$175,000	170,406
WMG Acquisition Corp., 5%, 8/01/2023 (n)		250,000	254,375
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,135,000	1,166,212
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		195,000	201,825
WPP Finance, 3.75%, 9/19/2024		352,000	364,224
WPP Finance, 2.875%, 9/14/2046	GBP	475,000	517,369
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	350,000	408,427
			$12,602,776
Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$245,000	$246,774
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	300,000	357,008
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$274,000	275,257
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		450,000	479,412
			$1,358,451
Building – 3.7%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,350,000	$1,397,250
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		1,000,000	1,061,250
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		791,000	783,090
Core & Main LP, 6.125%, 8/15/2025 (n)		880,000	906,400
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		451,000	455,314
HD Supply, Inc., 5.375%, 10/15/2026 (n)		1,265,000	1,332,614
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	468,722
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$560,000	572,600
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		600,000	603,180
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		225,000	223,494
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		357,000	358,381
Masco Corp., 4.45%, 4/01/2025		170,000	181,526
Masco Corp., 4.375%, 4/01/2026		791,000	838,599
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		550,000	536,250
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		490,000	501,638
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		861,000	881,233
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		734,000	692,713
Sika Capital B.V., 1.5%, 4/29/2031	EUR	100,000	121,319
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		$985,000	1,009,615
Standard Industries, Inc., 6%, 10/15/2025 (n)		1,030,000	1,082,787
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		995,000	1,007,437
			$15,015,412
Business Services – 2.9%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$695,000	$720,194
CDK Global, Inc., 4.875%, 6/01/2027		1,300,000	1,344,005
Equinix, Inc., 5.75%, 1/01/2025		490,000	506,552
Equinix, Inc., 5.875%, 1/15/2026		325,000	345,215
Equinix, Inc., 2.875%, 2/01/2026	EUR	450,000	519,944
Euronet Worldwide, Inc., 1.375%, 5/22/2026		600,000	677,779
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$180,000	190,204
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	127,949
Fidelity National Information Services, Inc., 5%, 10/15/2025		$58,000	65,317
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,004,000	1,018,301
Fidelity National Information Services, Inc., 3.36%, 5/21/2031	GBP	150,000	200,727
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		$645,000	713,692

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
First Data Corp., 5%, 1/15/2024 (n)		$1,760,000	$1,803,120
Fiserv, Inc., 3%, 7/01/2031	GBP	100,000	129,262
Fiserv, Inc., 4.4%, 7/01/2049		$196,000	208,928
Iron Mountain, Inc., 4.875%, 9/15/2027		205,000	203,462
MSCI, Inc., 5.75%, 8/15/2025 (n)		530,000	552,366
MSCI, Inc., 4.75%, 8/01/2026 (n)		1,725,000	1,794,000
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		640,000	682,259
			$11,803,276
Cable TV – 6.2%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$280,000	$293,300
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,545,000	1,577,831
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		1,025,000	1,058,313
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		2,025,000	2,133,256
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		840,000	877,800
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	409,549
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		665,000	694,925
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,775,000	2,906,812
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		450,000	495,563
DISH DBS Corp., 5.875%, 11/15/2024		755,000	702,165
Eutelsat S.A., 2.25%, 7/13/2027	EUR	500,000	578,665
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		$440,000	394,768
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		1,190,000	1,096,288
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	417,000	317,647
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		$1,205,000	1,240,306
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		375,000	392,344
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		540,000	548,100
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	675,188
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		388,000	405,460
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,214,400
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	199,054
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,230,000	1,280,737
Videotron Ltd., 5.375%, 6/15/2024 (n)		215,000	230,050
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,950,000	2,042,625
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		400,000	415,880
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		930,000	950,925
VTR Finance B.V., 6.875%, 1/15/2024 (n)		770,000	795,025
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,305,000	1,335,994
			$25,262,970
Chemicals – 1.8%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$493,000	$489,238
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		1,620,000	1,668,600
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		1,505,000	1,533,219
Sociedad Quimica y Minera de Chile S.A., 4.25%, 5/07/2029 (n)		1,194,000	1,258,178
SPCM S.A., 4.875%, 9/15/2025 (n)		1,005,000	1,017,261
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	625,000	689,281
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026		205,000	226,084
Symrise AG, 1.25%, 11/29/2025		385,000	447,527
			$7,329,388
Computer Software – 1.5%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$863,000	$903,014
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		840,000	854,518
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		600,000	663,386
Microsoft Corp., 4.1%, 2/06/2037		1,422,000	1,625,889
SAP S.E., 1.625%, 3/10/2031	EUR	400,000	500,593
VeriSign, Inc., 5.25%, 4/01/2025		$720,000	777,600

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
VeriSign, Inc., 4.75%, 7/15/2027		$920,000	$967,775
			$6,292,775
Computer Software - Systems – 1.5%
Apple, Inc., 4.5%, 2/23/2036		$1,100,000	$1,302,767
Apple, Inc., 4.25%, 2/09/2047		135,000	152,635
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,200,000	1,264,500
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		720,000	748,800
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,555,000	1,590,127
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,210,000	1,258,400
			$6,317,229
Conglomerates – 2.1%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$485,000	$505,612
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,080,000	1,117,800
EnerSys, 5%, 4/30/2023 (n)		870,000	887,400
Entegris, Inc., 4.625%, 2/10/2026 (n)		840,000	851,886
Gates Global LLC, 6%, 7/15/2022 (n)		457,000	458,120
General Electric Co., 4.5%, 3/11/2044		214,000	218,007
Illinois Tool Works, Inc., 1%, 6/05/2031	EUR	320,000	369,936
MTS Systems Corp., 5.75%, 8/15/2027 (z)		$540,000	554,850
Roper Technologies, Inc., 4.2%, 9/15/2028		343,000	371,962
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		920,000	975,200
TriMas Corp., 4.875%, 10/15/2025 (n)		1,290,000	1,306,125
United Technologies Corp., 4.125%, 11/16/2028		458,000	506,131
Wabtec Corp., 4.95%, 9/15/2028		364,000	393,056
			$8,516,085
Construction – 0.6%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		$825,000	$864,187
Toll Brothers Finance Corp., 4.875%, 11/15/2025		570,000	599,925
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,150,000	1,160,925
			$2,625,037
Consumer Products – 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)		$570,000	$548,625
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		1,010,000	1,052,925
Mattel, Inc., 6.75%, 12/31/2025 (n)		130,000	136,665
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		500,000	519,705
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	401,667
			$2,659,587
Consumer Services – 2.6%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$530,000	$553,187
Bookings Holdings, Inc., 1.8%, 3/03/2027	EUR	550,000	670,511
Cimpress N.V., 7%, 6/15/2026 (n)		$815,000	817,037
Experian Finance PLC, 4.25%, 2/01/2029 (n)		778,000	855,700
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		675,000	718,875
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	550,000	626,671
IHS Markit Ltd., 3.625%, 5/01/2024		$180,000	184,626
IHS Markit Ltd., 4%, 3/01/2026 (n)		165,000	171,584
IHS Markit Ltd., 4.25%, 5/01/2029		270,000	284,526
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	450,000	538,401
Matthews International Corp., 5.25%, 12/01/2025 (n)		$625,000	612,500
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		400,000	428,000
Priceline Group, Inc., 3.55%, 3/15/2028		238,000	250,830
Realogy Group LLC, 9.375%, 4/01/2027 (n)		705,000	609,825
Service Corp. International, 5.125%, 6/01/2029		570,000	600,816
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,015,000	1,050,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)	$1,052,000	$712,056
Visa, Inc., 4.15%, 12/14/2035	465,000	541,059
Visa, Inc., 3.65%, 9/15/2047	273,000	296,679
		$10,523,114
Containers – 2.8%
ARD Finance S.A., 7.125%, 9/15/2023	$970,000	$999,100
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)	555,718	573,509
Ball Corp., 5.25%, 7/01/2025	330,000	359,288
Berry Global Group, Inc., 5.5%, 5/15/2022	215,000	217,419
Berry Global Group, Inc., 6%, 10/15/2022	680,000	692,750
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)	585,000	554,288
Crown American LLC, 4.5%, 1/15/2023	1,147,000	1,184,277
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	945,000	959,364
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	420,000	431,760
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	665,000	590,188
Reynolds Group, 5.75%, 10/15/2020	581,465	583,575
Reynolds Group, 5.125%, 7/15/2023 (n)	725,000	737,687
Reynolds Group, 7%, 7/15/2024 (n)	195,000	201,825
San Miguel Industrias PET S.A., 4.5%, 9/18/2022	839,000	850,536
Sealed Air Corp., 4.875%, 12/01/2022 (n)	1,110,000	1,172,171
Silgan Holdings, Inc., 4.75%, 3/15/2025	890,000	903,350
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (z)	400,000	422,116
		$11,433,203
Electrical Equipment – 0.4%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$545,000	$495,950
CommScope Technologies LLC, 5%, 3/15/2027 (n)	1,165,000	982,608
		$1,478,558
Electronics – 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$767,000	$750,277
Broadcom, Inc., 4.25%, 4/15/2026 (n)	734,000	739,607
Qorvo, Inc., 5.5%, 7/15/2026	1,230,000	1,295,559
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	1,535,000	1,653,963
Sensata Technologies B.V., 5%, 10/01/2025 (n)	890,000	936,707
		$5,376,113
Emerging Market Quasi-Sovereign – 7.6%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029	$1,100,000	$1,175,460
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048 (n)	1,020,000	1,240,575
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	946,000	979,583
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	1,242,000	1,278,803
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049 (n)	1,007,000	1,083,723
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)	423,000	433,998
Empresa Nacional del Petroleo, 3.75%, 8/05/2026	1,306,000	1,339,956
EQUATE Petrochemical B.V., 4.25%, 11/03/2026	1,034,000	1,098,240
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)	1,052,000	1,124,758
Export-Import Bank of India, 3.375%, 8/05/2026	1,366,000	1,373,079
Gaz Capital S.A., 4.95%, 2/06/2028 (n)	492,000	527,104
KazMunayGas National Co., 6.375%, 10/24/2048 (n)	984,000	1,188,869
KazMunayGas National Co., JSC, 5.375%, 4/24/2030 (n)	1,002,000	1,121,386
NTPC Ltd., 4.25%, 2/26/2026	1,313,000	1,375,302
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)	373,000	447,511
Petrobras Global Finance B.V., 5.75%, 2/01/2029	1,322,000	1,418,678
Petrobras Global Finance B.V., 6.9%, 3/19/2049	935,000	1,049,257
Petroleos del Peru S.A., 4.75%, 6/19/2032	1,067,000	1,151,304
Petroleos Mexicanos, 5.35%, 2/12/2028	500,000	459,500
Petroleos Mexicanos, 6.5%, 1/23/2029	839,000	819,913

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Power Finance Corp. Ltd., 3.75%, 12/06/2027		$550,000	$541,168
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)		753,000	936,266
PT Pertamina (Persero), 3.65%, 7/30/2029		650,000	654,672
PT Pertamina Persero, 6.5%, 11/07/2048 (n)		1,200,000	1,516,337
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)		666,000	674,272
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,367,000	1,605,859
State Bank of India (London), 4.375%, 1/24/2024		500,000	524,745
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,263,000	2,403,706
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,380,188
			$30,924,212
Emerging Market Sovereign – 10.4%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$1,117,471
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,011,000	1,185,992
Arab Republic of Egypt, 7.903%, 2/21/2048		$1,120,000	1,162,838
Dominican Republic, 5.95%, 1/25/2027		997,000	1,085,494
Dominican Republic, 6.85%, 1/27/2045		1,023,000	1,141,934
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		1,415,000	1,596,799
Gabonese Republic, 6.95%, 6/16/2025		883,000	882,559
Government of Mongolia, 8.75%, 3/09/2024		941,000	1,066,831
Government of Ukraine, 7.75%, 9/01/2023		1,061,000	1,134,209
Government of Ukraine, 7.75%, 9/01/2024		1,289,000	1,375,288
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		942,000	1,038,947
Republic of Angola, 8.25%, 5/09/2028		991,000	1,053,605
Republic of Argentina, 6.875%, 4/22/2021		1,489,000	1,336,377
Republic of Argentina, 4.625%, 1/11/2023		1,232,000	1,025,640
Republic of Argentina, 7.5%, 4/22/2026		1,184,000	1,012,320
Republic of Argentina, 6.875%, 1/26/2027		1,469,000	1,215,598
Republic of Colombia, 4.5%, 3/15/2029		1,216,000	1,329,100
Republic of Colombia, 5%, 6/15/2045		1,050,000	1,167,075
Republic of Colombia, 5.2%, 5/15/2049		1,003,000	1,152,447
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	750,000	837,324
Republic of El Salvador, 7.65%, 6/15/2035		$1,029,000	1,117,762
Republic of Ghana, 8.125%, 3/26/2032 (n)		1,186,000	1,205,154
Republic of Guatemala, 6.125%, 6/01/2050 (n)		792,000	857,348
Republic of Hungary, 7.625%, 3/29/2041		488,000	772,959
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	359,420
Republic of Kenya, 8%, 5/22/2032 (n)		1,046,000	1,109,352
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	1,199,804
Republic of Romania, 2%, 12/08/2026 (n)	EUR	1,011,000	1,193,878
Republic of Romania, 2.124%, 7/16/2031 (n)		1,200,000	1,346,343
Republic of South Africa, 4.875%, 4/14/2026		$432,000	442,260
Republic of South Africa, 5.875%, 6/22/2030		519,000	552,112
Republic of Sri Lanka, 6.125%, 6/03/2025		668,000	655,634
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		854,000	868,898
Republic of Turkey, 6.25%, 9/26/2022		400,000	407,638
Republic of Turkey, 7.625%, 4/26/2029		856,000	897,944
Republic of Turkey, 6.875%, 3/17/2036		622,000	608,683
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,073,174
Russian Federation, 4.25%, 6/23/2027		1,000,000	1,043,940
State of Qatar, 4%, 3/14/2029 (n)		533,000	580,619
State of Qatar, 4.817%, 3/14/2049 (n)		1,004,000	1,162,130
United Mexican States, 3.75%, 1/11/2028		650,000	657,475
United Mexican States, 4.5%, 4/22/2029		1,300,000	1,384,500
			$42,414,875

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 1.7%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$326,905	$268
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		213,708	175
Callon Petroleum Co., 6.375%, 7/01/2026		785,000	765,375
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		830,000	817,550
Jagged Peak Energy LLC, 5.875%, 5/01/2026		530,000	503,500
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		815,000	821,112
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)		225,000	226,688
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		935,000	965,387
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)		710,000	42,600
SM Energy Co., 6.75%, 9/15/2026		495,000	445,500
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	431,605
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,048,329
Whiting Petroleum Corp., 6.625%, 1/15/2026		190,000	179,075
WPX Energy, Inc., 5.75%, 6/01/2026		500,000	513,750
			$6,760,914
Energy - Integrated – 0.2%
Eni S.p.A., 4%, 9/12/2023 (n)		$329,000	$343,404
Eni S.p.A., 4.25%, 5/09/2029 (n)		379,000	402,113
OMV AG, 1%, 7/03/2034	EUR	210,000	238,356
			$983,873
Engineering - Construction – 0.2%
Vinci S.A., 3.75%, 4/10/2029 (z)		$821,000	$884,668
Entertainment – 1.0%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025		$595,000	$562,083
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)		300,000	309,000
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		1,365,000	1,445,194
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		1,615,000	1,651,337
			$3,967,614
Financial Institutions – 2.9%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$153,565
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		1,239,000	1,241,901
AnaCap Financial Europe S.A. SICAV-RAIF, 5%, 8/01/2024	EUR	650,000	627,990
Avation Capital S.A., 6.5%, 5/15/2021 (n)		$400,000	411,000
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		975,000	1,036,035
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	686,989
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		454,000	463,670
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	375,422
Garfunkelux Holdco 3 S.A., 7.5%, 8/01/2022	EUR	550,000	573,028
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,086,000	1,106,568
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)(z)		1,330,000	1,324,148
OneMain Financial Corp., 6.875%, 3/15/2025		275,000	307,610
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,955,000	2,111,986
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	500,000	509,774
Wand Merger Corp., 8.125%, 7/15/2023 (n)		$860,000	893,325
			$11,823,011
Food & Beverages – 3.5%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	325,000	$393,665
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031		330,000	404,369
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,554,000	1,600,184
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		209,000	225,703
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	410,905
Aramark Services, Inc., 4.75%, 6/01/2026		525,000	538,781
Constellation Brands, Inc., 4.25%, 5/01/2023		894,000	945,267
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	348,110

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		$1,030,000	$1,055,750
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,515,000	1,633,170
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		685,000	703,837
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		1,540,000	1,601,246
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		445,000	461,687
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		1,446,000	1,491,549
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)		350,000	361,375
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)		685,000	719,250
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,260,000	1,291,500
			$14,186,348
Gaming & Lodging – 3.5%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$760,000	$779,000
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		530,000	571,388
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		760,000	816,316
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		350,000	380,842
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028		640,000	716,723
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026		995,000	1,033,666
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,355,000	1,388,875
Las Vegas Sands Corp., 3.9%, 8/08/2029		263,000	266,180
Marriott Vacations Worldwide Corp./ILG, Inc., 5.625%, 4/15/2023		825,000	830,156
MGM Growth Properties LLC, 4.5%, 9/01/2026		1,220,000	1,252,330
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,030,000	1,031,030
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		685,000	700,412
Sands China Ltd., 5.4%, 8/08/2028		1,047,000	1,171,891
Scientific Games Corp., 8.25%, 3/15/2026 (n)		435,000	465,572
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)		1,495,000	1,556,669
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		1,215,000	1,274,231
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (z)		150,000	153,750
			$14,389,031
Health Maintenance Organizations – 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		$522,000	$554,334
Industrial – 0.7%
Bilfinger SE, 4.5%, 6/14/2024	EUR	600,000	$693,028
Investor AB, 1.5%, 6/20/2039		180,000	215,980
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$1,330,000	1,369,900
Low Income Investment, 3.386%, 7/01/2026		185,000	186,301
Low Income Investment, 3.711%, 7/01/2029		490,000	500,765
			$2,965,974
Insurance – 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	400,000	$484,275
Argentum Zurich Insurance, 3.5%, 10/01/2046		500,000	646,303
			$1,130,578
Insurance - Health – 0.7%
Centene Corp., 6.125%, 2/15/2024		$540,000	$565,650
Centene Corp., 5.375%, 6/01/2026 (n)		1,079,000	1,139,694
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,009,000	1,182,914
			$2,888,258
Insurance - Property & Casualty – 1.4%
AssuredPartners, Inc., 7%, 8/15/2025 (n)		$950,000	$945,250
Berkshire Hathaway Finance Corp., 2.375%, 6/19/2039	GBP	100,000	127,496
Berkshire Hathaway Finance Corp., 2.625%, 6/19/2059		140,000	186,672
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$359,000	365,913
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		144,000	144,052

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		$336,000	$341,769
Chubb INA Holdings, Inc., 0.875%, 6/15/2027	EUR	100,000	115,315
Chubb INA Holdings, Inc., 1.55%, 3/15/2028		100,000	121,220
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		227,000	307,402
Hiscox Ltd., 6.125%, 11/24/2045	GBP	350,000	470,859
Hub International Ltd., 7%, 5/01/2026 (n)		$1,080,000	1,098,220
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	327,799
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		197,000	218,352
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	386,018
XLIT Ltd., 3.25%, 6/29/2047	EUR	400,000	486,787
			$5,643,124
International Market Quasi-Sovereign – 0.6%
Electricite de France, 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	900,000	$1,173,840
ESB Finance DAC, 1.125%, 6/11/2030	EUR	100,000	117,673
Landsbanki Islands HF, 1.125%, 1/19/2024		820,000	909,532
Vattenfall AB, 0.5%, 6/24/2026		110,000	125,059
			$2,326,104
International Market Sovereign – 0.1%
Government of Japan, 2.4%, 3/20/2037	JPY	24,900,000	$319,237
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$409,910
Province of British Columbia, 2.3%, 6/18/2026		595,000	459,563
			$869,473
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$865,000	$892,031
CNH Industrial Finance Europe S.A., 1.625%, 7/03/2029	EUR	450,000	520,488
John Deere Cash Management S.A., 1.65%, 6/13/2039		350,000	424,332
			$1,836,851
Major Banks – 5.4%
Bank of America Corp., 3.5%, 4/19/2026		$1,437,000	$1,501,075
Bank of America Corp., 3.248%, 10/21/2027		1,532,000	1,570,978
Bank of Ireland Group PLC, 0.75%, 7/08/2024	EUR	200,000	220,736
Bank of New York Mellon Corp., 3.442%, 2/07/2028		$207,000	216,305
Bankia S.A., 1%, 6/25/2024	EUR	200,000	223,367
Bankinter S.A., 0.875%, 7/08/2026		400,000	447,516
Barclays Bank PLC, 6%, 1/14/2021		500,000	596,078
Barclays PLC, 2% to 1/24/2025, FLR (EUR Swap Rate - 1yr. + 0.78%) to 2/07/2028		950,000	1,026,625
Barclays PLC, 7.875%, 12/29/2049		$500,000	520,000
Credit Suisse Group AG, 1.25%, 7/17/2025	EUR	500,000	577,926
Credit Suisse Group AG, 1%, 6/24/2027		200,000	227,334
Credit Suisse Group AG, 1% to 6/24/2026, FLR (EUR ICE Swap Rate - 1yr. + 1.05%) to 6/24/2027		700,000	795,761
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)		$500,000	535,000
Erste Group Bank AG, 0.875%, 5/22/2026	EUR	300,000	344,227
Erste Group Bank AG, 5.125% to 10/15/2025, FLR (EUR Swap Rate - 5yr. + 4.851%) to 10/15/2067		800,000	944,468
Goldman Sachs Group, Inc., 3%, 4/26/2022		$1,250,000	1,260,013
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	424,388
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,152,904
JPMorgan Chase & Co., 4.26%, 2/22/2048		600,000	669,329
Morgan Stanley, 3.125%, 7/27/2026		572,000	579,989
Morgan Stanley, 3.95%, 4/23/2027		988,000	1,034,382
Nationwide Building Society, 1.5%, 3/08/2026	EUR	200,000	227,497
Royal Bank of Canada, 2.55%, 7/16/2024		$1,761,000	1,760,494
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024	EUR	250,000	281,464

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,027,000	$1,080,021
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		990,000	1,053,251
UBS Group Funding (Jersey) Ltd., 7%, 7/28/2060 (n)		1,043,000	1,100,365
UniCredit S.p.A., 1.625% to 7/03/2024, FLR (EURIBOR - 3mo. + 1.9%) to 7/03/2025	EUR	600,000	679,565
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$412,000	440,895
Wells Fargo & Co., 4.15%, 1/24/2029		494,000	539,197
			$22,031,150
Medical & Health Technology & Services – 4.9%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023		$660,000	$665,188
Avantor, Inc., 9%, 10/01/2025 (n)		1,060,000	1,174,618
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		255,000	251,864
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	700,000	809,783
Becton, Dickinson and Co., 3.734%, 12/15/2024		$66,000	69,202
Becton, Dickinson and Co., 4.685%, 12/15/2044		212,000	233,930
DaVita, Inc., 5%, 5/01/2025		650,000	637,013
Encompass Health Corp., 5.75%, 9/15/2025		370,000	384,800
HCA, Inc., 7.5%, 2/15/2022		835,000	924,512
HCA, Inc., 5.375%, 2/01/2025		2,490,000	2,692,835
HCA, Inc., 5.875%, 2/15/2026		1,210,000	1,346,125
HCA, Inc., 5.25%, 6/15/2026		471,000	522,641
HCA, Inc., 5.625%, 9/01/2028		160,000	176,432
HCA, Inc., 5.125%, 6/15/2039		287,000	301,407
HealthSouth Corp., 5.125%, 3/15/2023		1,120,000	1,135,680
HealthSouth Corp., 5.75%, 11/01/2024		225,000	227,536
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		605,000	581,556
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,165,000	1,214,373
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		364,000	385,063
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)		575,000	557,727
Northwell Healthcare, Inc., 4.26%, 11/01/2047		532,000	571,923
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)		325,000	300,625
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		835,000	872,575
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		920,000	976,350
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)		200,000	163,000
Tenet Healthcare Corp., 6.75%, 6/15/2023		610,000	626,013
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		367,000	374,435
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		245,000	247,806
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		938,000	962,368
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		735,000	674,362
			$20,061,742
Medical Equipment – 1.0%
Abbott Ireland Financing Co., 1.5%, 9/27/2026	EUR	450,000	$545,544
Abbott Laboratories, 4.9%, 11/30/2046		$750,000	932,843
Teleflex, Inc., 5.25%, 6/15/2024		1,005,000	1,030,125
Teleflex, Inc., 4.875%, 6/01/2026		445,000	462,800
Teleflex, Inc., 4.625%, 11/15/2027		1,075,000	1,116,280
			$4,087,592
Metals & Mining – 2.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$550,000	$569,250
Big River Steel LLC, 7.25%, 9/01/2025 (n)		685,000	729,525
Cameco Corp., 5.67%, 9/02/2019	CAD	420,000	318,984
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		$670,000	663,300
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		560,000	540,400
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		1,442,000	1,517,705
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)		300,000	287,250
Harsco Corp., 5.75%, 7/31/2027 (n)		665,000	684,950
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		1,025,000	697,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 5.875%, 9/30/2026 (n)		$1,300,000	$1,347,125
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		263,000	245,905
Steel Dynamics, Inc., 4.125%, 9/15/2025		700,000	702,877
Steel Dynamics, Inc., 5%, 12/15/2026		1,210,000	1,264,450
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)		525,000	520,380
TMS International Corp., 7.25%, 8/15/2025 (n)		790,000	758,400
Vale S.A., 3.75%, 1/10/2023	EUR	400,000	478,667
			$11,326,168
Midstream – 4.1%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,248,000	$1,397,136
APT Pipelines Ltd., 5%, 3/23/2035 (n)		542,000	580,007
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		175,000	175,875
Cheniere Energy Partners LP, 5.25%, 10/01/2025		1,525,000	1,580,312
Cheniere Energy, Inc., 5.875%, 3/31/2025		1,735,000	1,908,673
Cosan Ltd., 5.5%, 9/20/2029 (z)		1,219,000	1,226,619
DCP Midstream Operating LP, 4.95%, 4/01/2022		410,000	425,888
DCP Midstream Operating LP, 3.875%, 3/15/2023		670,000	679,213
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		415,000	416,886
Energy Transfer Operating Co., 5.875%, 1/15/2024		1,175,000	1,304,984
EnLink Midstream Partners LP, 4.4%, 4/01/2024		1,375,000	1,397,756
MPLX LP, 4.5%, 4/15/2038		371,000	375,621
ONEOK, Inc., 4.95%, 7/13/2047		928,000	982,934
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		500,000	545,013
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		400,000	418,077
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026 (z)		150,000	158,250
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)		660,000	667,438
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		665,000	672,481
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)		625,000	643,750
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027		1,195,000	1,242,800
			$16,799,713
Mortgage-Backed – 0.5%
Freddie Mac, 2.673%, 3/25/2026		$1,099,000	$1,123,668
Freddie Mac, 3.194%, 7/25/2027		850,000	897,203
			$2,020,871
Municipals – 0.1%
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, 6%, 7/01/2027		$50,000	$51,228
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, 5.45%, 8/15/2028		209,000	236,070
			$287,298
Natural Gas - Distribution – 0.4%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$420,000	$429,799
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,030,000	1,090,523
			$1,520,322
Natural Gas - Pipeline – 0.3%
Peru LNG, 5.375%, 3/22/2030		$1,047,000	$1,140,183
Network & Telecom – 0.6%
AT&T, Inc., 4.75%, 5/15/2046		$1,175,000	$1,242,063
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	948,672
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		455,000	461,825
			$2,652,560

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.4%
Apergy Corp., 6.375%, 5/01/2026		$845,000	$861,900
Diamond Offshore Drill Co., 5.7%, 10/15/2039		965,000	656,181
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)		155,000	151,512
			$1,669,593
Oils – 0.9%
Neste Oyj, 1.5%, 6/07/2024	EUR	500,000	$581,776
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$940,000	970,550
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023		175,000	181,615
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		745,000	780,388
Phillips 66, 4.875%, 11/15/2044		606,000	683,112
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	446,072
			$3,643,513
Other Banks & Diversified Financials – 2.5%
ABANCA Corp. Bancaria S.A., 6.125% to 1/18/2024, FLR (EUR Swap Rate - 5yr. + 5.93%) to 1/18/2029	EUR	500,000	$590,170
AIB Group PLC, 1.5%, 3/29/2023		550,000	630,598
AIB Group PLC, 1.25%, 5/28/2024		175,000	197,418
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,099,079
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022		850,000	915,875
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	400,000	504,217
Belfius Bank S.A., 3.625% to 4/16/2025, FLR (EUR Swap Rate - 5yr. + 2.938%) to 4/16/2068		400,000	396,281
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	593,989
Caixa Geral de Depositos, 5.75%, 6/28/2028	EUR	500,000	617,177
Commerzbank AG, 0.625%, 8/28/2024		230,000	261,739
Commerzbank AG, 1.125%, 6/22/2026		200,000	228,928
Cooperatieve Rabobank U.A., 1.125%, 5/07/2031		200,000	236,005
CYBG PLC, 9.25% to 6/08/2024, FLR (GBP Government Yield - 5yr. + 8.307%) to 6/13/2049	GBP	900,000	1,133,935
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$302,000	317,532
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	328,762
JSC Kazkommertsbank, 5.5%, 12/21/2022		$910,653	913,294
Macquarie Group Ltd., 1.25%, 3/05/2025	EUR	300,000	346,277
UBS AG, 5.125%, 5/15/2024		$981,000	1,041,086
			$10,352,362
Pharmaceuticals – 0.8%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)		$720,000	$725,400
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)		75,000	75,656
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)		455,000	288,925
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		366,000	368,061
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		1,665,000	1,712,869
			$3,170,911
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$552,000	$599,958
Printing & Publishing – 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$886,000	$884,627
Railroad & Shipping – 0.3%
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		$1,010,000	$1,093,335
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (z)		314,000	323,028
			$1,416,363
Real Estate - Apartment – 0.1%
Grand City Properties S.A., 2.5%, 10/24/2069	EUR	500,000	$554,884

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$980,000	$1,019,200
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		225,000	232,875
			$1,252,075
Real Estate - Office – 0.1%
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	350,000	$418,624
Real Estate - Other – 0.6%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$1,245,000	$1,279,922
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		785,000	832,100
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	460,000	530,456
			$2,642,478
Restaurants – 0.5%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$835,000	$859,532
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,210,000	1,256,222
			$2,115,754
Retailers – 1.3%
AA Bond Co. Ltd., 2.875%, 1/31/2022	GBP	225,000	$261,623
AA Bond Co. Ltd., 2.75%, 7/31/2023		625,000	697,897
Best Buy Co., Inc., 4.45%, 10/01/2028		$585,000	622,743
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)		490,000	496,370
EG Global Finance PLC, 6.75%, 2/07/2025 (n)		470,000	471,762
Home Depot, Inc., 3%, 4/01/2026		475,000	490,922
L Brands, Inc., 5.25%, 2/01/2028		1,040,000	963,300
Marks & Spencer PLC, 3.25%, 7/10/2027	GBP	700,000	852,073
Party City Holdings, Inc., 6.625%, 8/01/2026 (n)		$280,000	269,500
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		400,000	397,000
			$5,523,190
Specialty Chemicals – 0.6%
Koppers, Inc., 6%, 2/15/2025 (n)		$770,000	$727,650
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,760,000	1,786,400
			$2,514,050
Specialty Stores – 0.4%
Penske Automotive Group Co., 5.375%, 12/01/2024		$470,000	$482,925
Penske Automotive Group Co., 5.5%, 5/15/2026		520,000	538,200
PetSmart, Inc., 5.875%, 6/01/2025 (n)		134,000	132,472
Richemont International S.A., 1.5%, 3/26/2030	EUR	500,000	623,586
			$1,777,183
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		$280,000	$285,600
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		1,003,000	1,061,675
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	347,276
			$1,694,551
Supranational – 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	$189,075
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		405,000	322,063
			$511,138
Telecommunications - Wireless – 4.5%
Altice France S.A., 6.25%, 5/15/2024 (n)		$233,000	$240,573
Altice France S.A., 8.125%, 2/01/2027 (n)		650,000	707,688
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		200,000	204,250
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		895,000	877,136

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
American Tower Corp., REIT, 3.5%, 1/31/2023		$743,000	$766,113
American Tower Corp., REIT, 4%, 6/01/2025		514,000	545,892
American Tower Corp., REIT, 3.8%, 8/15/2029		602,000	622,936
Crown Castle International Corp., 3.7%, 6/15/2026		741,000	774,217
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	376,000
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		1,018,000	1,109,620
SBA Communications Corp., 4%, 10/01/2022		1,180,000	1,196,225
SBA Communications Corp., 4.875%, 9/01/2024		1,240,000	1,275,489
SBA Tower Trust, 2.898%, 10/15/2044 (n)		439,000	439,055
SFR Group S.A., 7.375%, 5/01/2026 (n)		770,000	820,531
Sprint Corp., 7.875%, 9/15/2023		1,905,000	2,124,075
Sprint Corp., 7.125%, 6/15/2024		1,565,000	1,713,675
Sprint Nextel Corp., 6%, 11/15/2022		490,000	520,625
Tele2 AB Co., 2.125%, 5/15/2028	EUR	700,000	856,841
T-Mobile USA, Inc., 6.5%, 1/15/2024		$405,000	419,681
T-Mobile USA, Inc., 5.125%, 4/15/2025		730,000	755,550
T-Mobile USA, Inc., 6.5%, 1/15/2026		800,000	851,760
T-Mobile USA, Inc., 5.375%, 4/15/2027		1,125,000	1,195,312
			$18,393,244
Telephone Services – 0.3%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$395,312
Level 3 Financing, Inc., 5.375%, 5/01/2025		575,000	593,688
TELUS Corp., 5.05%, 7/23/2020	CAD	149,000	115,973
			$1,104,973
Tobacco – 0.3%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	260,000	$305,781
Altria Group, Inc., 3.125%, 6/15/2031		230,000	289,790
Philip Morris International, Inc., 1.45%, 8/01/2039		500,000	541,732
Reynolds American, Inc., 3.25%, 6/12/2020		$69,000	69,359
			$1,206,662
Transportation - Services – 0.9%
Abertis Infraestructuras S.A., 2.375%, 9/27/2027	EUR	300,000	$367,168
Autostrade per l'Italia S.p.A., 6.25%, 6/09/2022	GBP	300,000	400,582
Heathrow Funding Ltd., 4.625%, 10/31/2046		200,000	336,195
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		$843,000	828,500
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025		1,212,000	1,284,732
Transurban Finance Co., 1.75%, 3/29/2028	EUR	400,000	482,010
			$3,699,187
U.S. Treasury Obligations – 6.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$1,800,000	$2,134,969
U.S. Treasury Bonds, 3.75%, 11/15/2043		13,000,000	15,998,125
U.S. Treasury Notes, 2%, 11/15/2026 (f)		9,800,000	9,836,750
			$27,969,844
Utilities - Electric Power – 5.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,601,000	$1,643,346
Calpine Corp., 5.75%, 1/15/2025		230,000	228,781
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)		1,840,000	1,908,448
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		200,000	215,250
Covanta Holding Corp., 5.875%, 3/01/2024		1,175,000	1,207,312
Covanta Holding Corp., 6%, 1/01/2027		140,000	144,550
Drax Finco PLC, 6.625%, 11/01/2025 (n)		745,000	774,800
Duke Energy Florida LLC, 3.2%, 1/15/2027		589,000	612,200
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	207,060
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	142,159

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Emera U.S. Finance LP, 3.55%, 6/15/2026		$162,000	$166,754
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		730,000	731,741
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		500,000	582,500
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/2026, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	230,000	306,169
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	1,086,449
Exelon Corp., 3.497%, 6/01/2022		259,000	265,168
FirstEnergy Corp., 3.9%, 7/15/2027		115,000	121,542
Greenko Dutch B.V., 5.25%, 7/24/2024		902,000	904,111
Iberdrola International B.V., 3.25% to 11/12/2024, FLR (EUR Swap Rate - 5yr. + 2.973%) to 2/12/2030, FLR (EUR Swap Rate - 5yr. + 3.223%) to 2/12/2045, FLR (EUR Swap Rate - 5yr. + 3.973%) to 2/12/2068	EUR	500,000	605,566
innogy Finance B.V., 4.75%, 1/31/2034	GBP	300,000	469,536
Listrindo Capital B.V., 4.95%, 9/14/2026		$910,000	910,455
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		918,000	1,070,331
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		628,000	658,401
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,315,000	1,328,150
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		780,000	783,674
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		478,000	484,572
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	305,321
Star Energy Geothermal Pte Ltd., 6.75%, 4/24/2033		822,922	846,656
Transelec S.A., 4.25%, 1/14/2025 (n)		535,000	561,087
Virginia Electric & Power Co., 3.5%, 3/15/2027		839,000	886,108
Virginia Electric & Power Co., 2.875%, 7/15/2029		348,000	350,607
			$20,508,804
Total Bonds			$496,245,344
Floating Rate Loans (r) – 0.2%
Broadcasting – 0.0%
Warner Music Group, Term Loan F, 4.359%, 11/01/2023		$137,000	$136,409
Conglomerates – 0.0%
Gates Global LLC, Term Loan B2, 4.984%, 3/31/2024		$161,765	$160,805
Entertainment – 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 4%, 10/31/2023		$209,393	$209,066
Food & Beverages – 0.0%
U.S. Foods, Inc., Term Loan B, 4.234%, 6/27/2023		$135,949	$135,694
Medical & Health Technology & Services – 0.0%
DaVita Healthcare Partners, Inc., Term Loan B, 5.129%, 6/24/2021		$16,578	$16,557
Oil Services – 0.1%
Apergy Corp., Term Loan B, 4.75%, 5/09/2025		$273,893	$274,921
Total Floating Rate Loans			$933,452
Common Stocks – 0.2%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)		127,848	$223,893
Energy - Independent – 0.0%
Frontera Energy Corp.		20,290	$207,628

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	520	$263,011
Total Common Stocks		$694,532
Convertible Bonds – 0.1%
Cable TV – 0.1%
DISH Network Corp., 3.375%, 8/15/2026	$270,000	$247,411
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	332	$166
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	332	41
Total Warrants				$207

Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.31% (v)	6,017,127	$6,017,127
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Index – September 2019 @ EUR 73	Put	Merrill Lynch International	$51,323,595	EUR 45,200,000	$19,355

Written Options (see table below) – 0.0%
(Premiums Received, $97,916)	$ (13,388)

Other Assets, Less Liabilities – (23.1)%	(94,535,863)
Net Assets – 100.0%	$409,608,177
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,017,127 and $498,140,301, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $203,313,612, representing 49.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	2/01/2049	$315,788	$268
Afren PLC, 10.25%, 4/08/2019	4/08/2019	209,874	175
Bank Bank, 2019-BN19, ”A3“, 3.183%, 8/15/2061	8/15/2061	2,059,932	2,069,678
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.841% (LIBOR - 1mo. + 1.6%), 12/28/2040	12/28/2040	1,081,529	1,045,544
Cosan Ltd., 5.5%, 9/20/2029	9/20/2029	1,218,842	1,226,619
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026	8/15/2026	370,000	376,013
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027	8/15/2027	325,000	332,109
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024	9/15/2024	1,330,000	1,324,148
HarbourView CLO VII Ltd., 7RA, ”B“, FLR, 4% (LIBOR - 3mo. + 1.7%), 7/18/2031	7/18/2031	2,500,000	2,464,092
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036	4/05/2036	314,000	323,028
MTS Systems Corp., 5.75%, 8/15/2027	8/15/2027	544,020	554,850
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026	7/15/2026	157,882	158,250
Trivium Packaging Finance B.V., 8.5%, 8/15/2027	8/15/2027	408,500	422,116
Vinci S.A., 3.75%, 4/10/2029	4/10/2029	819,016	884,668
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027	5/15/2027	152,302	153,750
Total Restricted Securities			$11,335,308
% of Net assets			2.8%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
Derivative Contracts at 7/31/19
Written Options
Underlying	Put/Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit CDX North America Investment Grade Index	Put	Goldman Sachs International	$(26,900,000)	$(27,511,375)	$70	September – 2019	$(13,388)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,066,031	AUD	1,522,795	JPMorgan Chase Bank N.A.	10/11/2019	$22,241
USD	1,501,428	CAD	1,962,261	Morgan Stanley Capital Services, Inc.	10/11/2019	12,723
USD	183,653	CHF	180,919	UBS AG	10/11/2019	598
USD	32,468,555	EUR	28,743,892	Citibank N.A.	10/11/2019	468,792
USD	10,223,888	EUR	9,002,755	Deutsche Bank AG	9/17/2019	220,857
USD	450,967	EUR	402,200	Morgan Stanley Capital Services, Inc.	10/11/2019	3,209
USD	16,183	EUR	14,500	UBS AG	9/11/2019	80
USD	3,276,421	EUR	2,902,438	UBS AG	10/11/2019	45,219
USD	8,881,452	GBP	7,070,211	Deutsche Bank AG	10/11/2019	254,129
USD	138,246	GBP	110,101	UBS AG	10/11/2019	3,897
USD	624,496	JPY	67,361,229	HSBC Bank	10/11/2019	2,040
USD	11,253	NZD	17,000	NatWest Markets PLC	10/11/2019	75
						$1,033,860
Liability Derivatives
AUD	585,000	USD	404,938	NatWest Markets PLC	10/11/2019	$(3,953)
CAD	283,786	USD	216,109	Brown Brothers Harriman	10/11/2019	(810)
DKK	11,055	USD	1,680	UBS AG	10/11/2019	(32)
EUR	378,400	USD	424,503	Brown Brothers Harriman	10/11/2019	(3,240)
EUR	113,187	USD	127,797	Goldman Sachs International	10/11/2019	(1,789)
EUR	468,868	USD	524,530	NatWest Markets PLC	10/11/2019	(2,552)
EUR	1,408,784	USD	1,592,131	UBS AG	10/11/2019	(23,772)
GBP	123,545	USD	153,541	Citibank N.A.	10/11/2019	(2,787)
HKD	19,818,000	USD	2,535,921	State Street Bank Corp.	10/11/2019	(3,257)
KRW	42,694,000	USD	36,552	JPMorgan Chase Bank N.A.	9/05/2019	(429)
NOK	1,421,290	USD	165,950	Citibank N.A.	10/11/2019	(5,186)
SEK	1,234,000	USD	130,969	Citibank N.A.	10/11/2019	(2,584)
SGD	54,000	USD	39,704	NatWest Markets PLC	10/11/2019	(368)
ZAR	823,000	USD	58,232	JPMorgan Chase Bank N.A.	10/11/2019	(1,340)
USD	1,684,028	MXN	32,899,000	Citibank N.A.	10/11/2019	(13,055)
						$(65,154)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	102	$15,243,396	September – 2019	$(127,821)
Euro-Bund 10 yr	Short	EUR	28	5,426,472	September – 2019	(126,217)
U.S. Treasury Bond	Short	USD	5	777,969	September – 2019	(15,546)
U.S. Treasury Note 10 yr	Short	USD	458	58,359,218	September – 2019	(627,831)
U.S. Treasury Note 5 yr	Short	USD	87	10,227,258	September – 2019	(62,271)
						$(959,686)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/24	EUR	600,000	JPMorgan Chase Bank N.A.	5.00%/Quarterly	(1)	$(1,143)	$118,246	$117,103
6/20/24	EUR	700,000	Goldman Sachs International	1.00%/Quarterly	(2)	904	15,147	16,051
						$(239)	$133,393	$133,154
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Finance Europe Ltd., 3.75%, 9/30/2020, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Vodafone Group PLC, 1%, 9/11/2020, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At July 31, 2019, the fund had cash collateral of $10,000 and other liquid securities with an aggregate value of $841,142 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$207	$263,011	$263,218
Mexico	—	223,893	—	223,893
Canada	207,628	—	—	207,628
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	27,969,844	—	27,969,844
Non-U.S. Sovereign Debt	—	76,495,566	—	76,495,566
Municipal Bonds	—	287,298	—	287,298
U.S. Corporate Bonds	—	254,257,707	—	254,257,707
Residential Mortgage-Backed Securities	—	2,020,871	—	2,020,871
Commercial Mortgage-Backed Securities	—	4,789,123	—	4,789,123
Asset-Backed Securities (including CDOs)	—	8,246,046	—	8,246,046
Foreign Bonds	—	122,445,655	—	122,445,655
Floating Rate Loans	—	933,452	—	933,452
Mutual Funds	6,017,127	—	—	6,017,127
Total	$6,224,755	$497,669,662	$263,011	$504,157,428
Other Financial Instruments
Futures Contracts - Liabilities	$(959,686)	$—	$—	$(959,686)
Forward Foreign Currency Exchange Contracts - Assets	—	1,033,860	—	1,033,860
Forward Foreign Currency Exchange Contracts - Liabilities	—	(65,154)	—	(65,154)
Swap Agreements - Assets	—	133,154	—	133,154
Written Options - Liabilities	—	(13,388)	—	(13,388)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/18	$462,498
Change in unrealized appreciation or depreciation	(199,487)
Balance as of 7/31/19	$263,011
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2019 is $(199,487). At July 31, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,352,696	$103,799,555	$105,135,152	$(73)	$101	$6,017,127
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$124,640	$—